SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these financial statements are described below. These policies have been consistently applied in all years presented, except for the new standards adopted at the beginning of the 2018 fiscal year described in note 3.1.2.

3.1.  Basis of Preparation

The preparation of the financial statements requires the use of certain critical accounting estimates, as well as the judgment of the Company’s Management, in the application of the accounting policies of Eletrobras. The transactions, disclosures, or balances that require a greater level of judgment, that are more complex in nature, and for which assumptions and estimates are material, are reported in Note 4.

The consolidated financial statements were prepared on the basis of historic cost, except in the case of certain financial instruments calculated at fair value. Historic cost is generally based on the fair value of the considerations paid on the date of the transactions.

These consolidated financial statements are presented in Brazilian Reais, which is the operating currency of the Company and its subsidiaries, joint ventures, and associated companies. All financial statements are presented in thousands of Reais rounded to the nearest number, except when otherwise indicated.

The Company’s Management confirms that all information of relevance from the Financial Statements, and only that information, is displayed with evidence, corresponding to the same information used by the management in its activities.

3.1.1 - Financial statements

The financial statements of the Company are prepared in accordance with the accounting practices adopted in Brazil and with the International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB).

3.1.2 - Adoption of new standards and interpretations

The Company adopted standards (a) IFRS 9 - Financial Instruments and (b) IFRS 15 - Revenues from contracts with customers, on January 1, 2018 and did not restate comparative period presented.

(a)	IFRS 9 - Financial Instruments

Classification and measurement of financial assets

According to IFRS 9, there are three main classification categories for financial assets: amortized cost (CA), equity instrument measured at fair value through other comprehensive income (FVTOCI) or measured at fair value through profit or loss (FVTPL).

Such classification and measurement is based on two conditions: (i) the Company’s business model for the management of financial assets; and (ii) the characteristics of the contractual cash flow of said financial asset.

In short, business models are divided into three categories presented below:

Model	Context
1 Hold to collect only contractual cash flows

Those that present as characteristic the collection of contractual cash flows composed only of principal and interest, and whose objective is to hold this instrument until its maturity. Sales are incidental to this goal and are expected to be insignificant or infrequent.

2 Hold both the receipt of contractual cash flows and the sale of financial assets	Those that demonstrate as characteristic the collection of contractual cash flows of principal and interest and the sale of these assets, and whose objective is to sell them before their maturity.

3 Other business models for the financial instruments	Those that do not fall into either of the two previous models.

The following accounting policies apply to the categories of classification and measurement of financial assets, as defined below:

Classification and Measurement - IFRS 9
Financial assets at amortized cost

These assets are measured at amortized cost using the effective interest method and held within a business model whose objective is to hold financial assets to receive contractual cash flows, and their contractual terms generate, at a specific date, cash flows that are related to payment of principal and interest. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in the income statement. Any gain or loss on derecognition is recorded in the income statement.

Financial assets measured at FVTPL

These assets are measured at fair value, and the others are business models. Net income, including interest or dividend income, is recognized in the income statement. A financial asset shall be measured at fair value through profit and loss unless it is measured at amortised cost or at fair value through other comprehensive income. The recognition should occurs when the entity becomes party to the contractual provisions of the instrument.

Debt instruments at FVTOCI

These assets are measured at fair value and held within a business model whose objective is achieved by both the receipt of cash flows and the sale of financial assets, and their contractual terms generate, on specific dates, cash flows that are related to the payment of principal and interest. Interest income calculated using the effective interest method, currency exchange gains and losses and impairment are recognized in the income statement. Other net income is recognized in other comprehensive income.

Equity instruments at FVTOCI

These assets are measured at fair value. Dividends are recognized as a gain in income, unless the dividend represents a clear recovery of part of the cost of the investment. Other net income is recognized in other comprehensive income and is never reclassified for the income statement.

The following table shows the original measurement categories in IAS 39 and the new measurement categories of IFRS 9 for each class of financial assets:

			Balance on	Balance on
	IAS 39 Classification	IFRS 9 Classification	12/31/2017	01/01/2018
FINANCIAL ASSETS Current / Non-current
			79,613,681	69,048,909
Cash and cash equivalents	Loans and receivables	Fair value through profit or loss	792,252	792,252
Customers	Loans and receivables	Amortized cost	5,124,744	5,044,920
Loans and financing	Loans and receivables	Amortized cost	10,266,851	10,266,851
Reimbursement rights	Loans and receivables	Amortized cost	8,076,826	8,076,826
Financial assets - Transmission (*)	Loans and receivables	Amortized cost	11,623,493	—
Financial assets - Generation	Loans and receivables	Amortized cost	4,659,487	4,659,487
Financial assets - Transmission (RBSE)	Loans and receivables	Fair value through profit or loss	38,238,015	39,376,560
Financial assets - Amounts receivable Parcel A	Loans and receivables	Amortized cost	832,013	832,013
			331,588	331,588
Marketable securities	Maintained until maturity	Amortized cost	331,588	331,588
			7,350,863	7,350,863
Marketable securities	Measured at fair value through profir or loss	Fair value through profit or loss	6,924,632	6,924,632
Derivative financial instruments	Measured at fair value through profit or loss	Fair value through profit or loss	426,231	426,231
			3,950,774	3,950,774
Investments (equity)	Available for sale	Fair value through other comprehensive income	1,418,659	1,418,659
Financial assets - Distribution	Available for sale	Fair value through profit or loss	2,532,115	2,532,115

(*) Financial transmission assets are accounted for as contract assets in accordance with IFRS 15, as described in item (b) of this note.

Reduction in recoverable value (impairment ) of financial assets

At each balance sheet date, the Company assesses whether the financial assets accounted for at amortized cost and the debt securities measured at FVTOCI are experiencing recovery problems. A financial asset has “recovery problems” when one or more events with a detrimental impact on the estimated future cash flows of the financial asset occur.

The provision for losses on financial assets measured at amortized cost is deducted from the gross book value of the assets. For debt securities measured at FVTOCI, the provision for losses is recorded in the income statement and recognized in other comprehensive income.

The new impairment model applies to financial assets measured at amortized cost, contractual assets and debt instruments measured at FVTOCI, but it does not apply to investments in equity instruments (shares).

Measurement of provisions for losses according to the following bases:

IFRS 9
Expected credit losses for 12 months	Those that result from potential default events within 12 months after the balance sheet date
Expected credit losses throughout the life	Those that result from all possible default events over the expected life of a financial instrument.

The Company adopted the simplified approach and calculated the expected loss, based on the expectation of default risk that occurs throughout the life of the financial instrument. It established a calculation matrix based on the expected loss rates for each customer segment of the distributors (residential, industrial, commercial, rural and public sector), which together have common risk characteristics.

A financial asset is considered by the Company as in default when:

•	It is unlikely that the creditor will fully pay its credit obligations to the Company, without resorting to actions such as the guarantee (if any); or
•	The financial asset is past due according to the agreed upon terms.

The initial adoption of IFRS 9 increased the provision for expected losses in the distribution segments in the amount of R $ 79,824. In addition, the Company remeasured the transmission assets (RBSE) from amortized cost under IAS 39 to fair value, resulting in an increase in the amount of R$ 1,471,415, mainly justified by the difference between the discount rate used in the fair value (NTN-B) and index used for the projection (Proret). See further details in note 4 item IX.

Hedge accounting

According to IFRS 9, when applying this pronouncement for hedge accounting for the first time, an entity may choose whether to continue applying the hedge accounting requirements of IAS 39 or the requirements of this standard.

The Company has chosen to continue applying the hedge accounting requirements of IAS 39.

(b)IFRS 15 - Revenue from contracts with customers

IFRS 15 establishes a new concept for revenue recognition, replacing IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations.

The Company adopted IFRS 15 using the cumulative effect method, with initial application as of January 1, 2018.

The standard sets a five-step model, which is to (1) identify the contract, (2) identify performance obligations, (3) determine the transaction price, (4) transaction price allocation and (5) revenue recognition, to determine when to recognize revenue, and by what amount. The model specifies that revenue must be recognized when (or according to) an entity transfers control of goods or services to customers at the amount that the entity expects to be entitled to receive. Depending on whether certain criteria are met, revenue is recognized:

•	Over time, in a way that reflects the performance of the entity in the best possible way; or
•	At any determined time, when the control of the good or service is transferred to the customer.

The standard establishes that the Company can only account for the effects of a contract with a customer when it is probable that it will receive the consideration to which it will be entitled in exchange for the goods or services that will be transferred. Contracts entered into with clients that have a long history of default and that for various reasons are not with the power supply suspended will no longer have their respective revenues recognized. The transmission concession assets were considered as contractual assets and recorded in accordance with IFRS 15.

Revenue related to electric energy transmission assets

Prior to the adoption of IFRS 15, the Company accounted for the operating and maintenance revenue, construction revenue, and the financial income attributed to the contract remuneration rate as separate items and allocated the consideration receivable (the Allowed Annual Revenue - RAP) for each type of revenue using its best judgment at the time.

In accordance with IFRS 15, the Company assessed that there are two performance obligations in the concession contracts for the transmission of electric energy, being one the construction of the necessary infrastructure for the transmission lines and the other one the operation and maintenance of the infrastructure, making it available and operational.

Prior to the adoption of IFRS 15, the Company recognized financial assets of transmission in accordance with IFRIC 12 even if the receipt of the total consideration was conditional on the execution of the necessary services to maintain the availability of the transmission networks.

In accordance with IFRS 15, any consideration whose performance obligation has been executed and transferred to the client but is not yet a receivable must be recognized as a contract asset. Therefore, after the adoption of IFRS 15, the Company derecognized its financial transmission assets in the amount of R$ 11,755,690 and new contract assets were recognized in the amount of R$ 13,748,933. The difference between these balances was recorded in retained earnings, on January 1, 2018. The table Adjustment adoption below summarizes the impacts.

A contract asset is the right to consideration in exchange for goods or services transferred to the customer. If the Group performs its activities transferring goods or services to the customer before it pays the consideration or before payment is due, a contract asset is recognized for the consideration due.

Revenue from the Incentive Program for Alternative Energy Sources - PROINFA

Among other aspects, IFRS 15 establishes different guidelines than those of IAS 18 for situations where an entity must consider whether it acts as principal or agent, that is, when other parties are involved in the supply of goods or services to an entity’s customer, it must necessarily verify if its performance obligation (the contract) is to provide the good or service directly (principal) or arrange for another party to provide the good or service (agent).

In the relationship established between Eletrobras and the PROINFA agents/suppliers, the Company concluded that the suppliers control the energy they generate or have the capacity to generate and directly transfer energy control to the consumers without relevant interference of Eletrobras. Therefore, in this case, Eletrobras is not in a position to determine or interrupt the power supply, unless the supplier does not meet the accreditation conditions established by the regulation that created PROINFA. In this sense, based on the requirements contained in IFRS 15, the Company has concluded that it acts as an agent, since it does not obtain control of the goods or services that are subsequently sold to the consumer, as mentioned above, thus Eletrobras’ role is different, considering the conceptual changes in the “risks and benefits” model from standard IAS 18, mainly the disregard of credit risk and the less emphasis on the accreditation risks of Eletrobras for the acceptance regarding the energy source generated and the qualification of the supplier it accredited, and thus as from January 1, 2018, the revenues, costs and financial revenues of these operations are being presented net in the same line in the income statement.

In accordance with the transitional provisions of IFRS 15, the Company adopted the pronouncement retrospectively with recognition of the cumulative effects of the initial application on retained earnings as of January 1, 2018.

The table below summarizes the impacts, net of taxes, of the adoption of IFRS 15 and IFRS 9 on retained earnings as of January 1, 2018:

	Ajustments adoption of IFRS 15 and IFRS 9
	12/31/2017	IFRS 9	IFRS 15	01/01/2018
ASSETS
Contractual assets - Transmission	—	—	13,748,933	13,748,933
Financial assets - Transmission	11,755,690	—	(11,755,690)	—
Financial assets - Transmission (RBSE)	38,238,015	1,471,415	—	39,709,430
Financial assets - Concessions and Itaipu	7,891,418	—	—	7,891,418
ADA - Customers	(600,835)	(79,824)	—	(680,659)
Investments	28,708,364	318,570	(459,449)	28,567,485
Others	86,982,707	—	—	86,982,707
TOTAL ASSETS	172,975,359	1,710,161	1,533,794	176,219,314

LIABILITIES
Deferred income and social contribution taxes	8,901,931	372,725	343,561	9,618,217
Others	121,320,896	—	—	121,320,896
TOTAL LIABILITIES	130,222,827	372,725	343,561	130,939,113

Retained earnings	—	1,337,436	1,190,233	2,527,669
Others	42,752,532	—	—	42,752,532
TOTAL NET EQUITY	42,752,532	1,337,436	1,190,233	45,280,201

The table below summarizes the impacts, of the adoption of IFRS 15 on income statements as of December 31, 2018:

	Adoption of IFRS 15
	12/31/2018 -			12/31/2018 -
	Before IFRS 15	Ajustments		After IFRS 15
	adoption	adoption IFRS 15		adoption
NET OPERATING REVENUE	28,683,184	(3,707,437)	(a)/(b)	24,975,747
OPERATING EXPENSES	(14,677,720)	3,638,436	(b)	(11,039,284)
OPERATING PROFIT BEFORE FINANCIAL RESULT	14,005,464	(69,001)		13,936,463

FINANCIAL RESULT	(479,972)	(98,101)	(b)	(578,073)
RETURNS ON SHAREHOLDINGS	923,743	461,107	(a)	1,384,850
OPERATING RESULT BEFORE TAXES	14,449,235	294,005		14,743,240

INCOME TAX AND SOCIAL CONTRIBUTIONS	(2,483,718)	—		(2,483,718)

NET EARNINGS OF CONTINUED OPERATIONS	11,965,517	294,005		12,259,522

NET EARNINGS OF DISCONTINUED OPERATIONS	1,088,055	—		1,088,055

(a)   Revenue from transmission assets - Change in the classification of the assets related to the transmission infrastructure. Considering the performance obligation during the concession period, represented by the availability, construction, operation and maintenance of the transmission lines, assets related to the transmission infrastructure that were previously recognized as financial assets until December 2017, were recognized from 2018 onwards as contractual assets. For further details on the accounting estimates utilized for the contractual transmission assets see note 4.

(b)   Proinfa - Based on the requirements contained in IFRS 15, the Company has concluded that it acts as an agent, considering the conceptual changes in the “risks and benefits” model from standard IAS 18, mainly the disregard of credit risk and the less emphasis on the accreditation risks of Eletrobras for the acceptance regarding the energy source generated and the qualification of the supplier it accredited, and thus as from January 1, 2018, the revenues, costs and financial revenues of these operations are being presented net in the same line in the income statement.

New standards without relevant effects in the consolidated financial statements

In the current year, the Company applied a number of amendments and new interpretations to IFRSs issued by the IASB, respectively, which were mandatory for the year beginning January 1, 2018. These changes and annual improvements did not have material effects in the consolidated financial statements and are described below:

IFRS 10 Review - Consolidated Statements and IAS 28 - Investments in Affiliates, Subsidiaries and Joint Ventures

It clarifies that in a transaction between an investor and an associate or joint venture, recognition of gain or loss depends on whether the assets sold or contributed constitute a business. The IASB update is only to make it clear that this choice should be made separately, for each affiliate or joint venture at fair value, through profit or loss. Applicable for annual periods beginning on or after January 1, 2018.

IFRIC 22 - Transaction in Foreign Currency and Advance Payment

This interpretation assists in determining the transaction date when it occurs in foreign currency. Addressing how the “transaction date” should be defined in order to determine the exchange rate at the initial recognition of an asset, expense or income when the consideration of that item has been paid or received in advance in foreign currency, resulting in the recording of assets or non-monetary liabilities. Applicable for annual periods beginning on or after January 1, 2018.

3.1.3 - New standards and interpretations not yet in force

a)IFRS 16 - Leases

IFRS 16 will replace existing lease standards, including IAS 17 Leasing Operations (covering IFRIC 4, SIC 15 and SIC 27) - Complementary Aspects of Leasing Operations. The aforementioned new standard distinguishes between lease agreements and service contracts when an identified asset is controlled by a customer.

IFRS 16 introduces a single model for the accounting of leases in the balance sheet for lessees. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor’s accounting remains similar to the current standard, that is, lessors continue to classify leases as financial or operating.

The Company acts as a lessee and currently recognizes a linear operating lease expense during the lease term and recognizes assets and liabilities to the extent that there was a time difference between actual lease payments and recognized expenses.

The Company will recognize, as from the adoption of the new standard, new assets related to the right to use leased assets and liabilities for its operating leases. The nature of the expenses related to those leases will change because the Company will recognize an expense or cost of depreciation of right of use assets and interest expense on lease obligations, in a total amount different from that currently presented in lease expenses, impacting gross income, the operating result before the financial result, the net income for the year and other sub-totals of the income statement.

The Company is currently in the process of assessing this standard and evaluating the impact that the initial application of IFRS 16 will have on consolidated financial statements. The Company is identifying the leasing contracts, determining whether it holds the right to direct the use of the assets and analyzing the applicable discount rates for the identified asset groups. To date, the Company has identified leasing contracts that are mostly related to leases of office space, vehicles and some office equipment.

Transition

As a lessee, the Company may apply a transition regime for the adoption of the standard using a: (i) retrospective approach; or (ii) modified retrospective approach with optional practical files.

The Company intends to apply IFRS 16 initially on January 1, 2019, using the modified retrospective approach, initially applying the effects of the initial adoption of the standard as adjustments to the opening balance of retained earnings without restatement of the information comparatives.

Based on its transition options, the Group chose not to apply IFRS 16 to contracts that were not previously identified as containing a lease applying IAS 17 and IFRIC 4. For the lease contracts previously classified as operating lease (as per the previous standard - IAS 17), assets and liabilities will be recognized at the date of initial application in accordance with IFRS 16, considering:

•

The liability measured at the present value of the remaining lease payments discounted using the incremental loan rate of the lessee, considering a transaction of value, term, guarantees and other similar characteristics; and

•

The asset measured at the amount equivalent to the lease liability adjusted by the amount of any prepaid or accumulated lease payments related to that lease that was recognized in the balance sheet immediately before the initial application date.

The Company also intends to apply exemptions for short-term leases, leases for which the lease term ends within 12 months of the initial application date and for items whose underlying asset is of low value, which may be small office furniture items, phones and computers.

In addition, the Company intends to adopt a single discount rate on the lease portfolio with fairly similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment).

Leases previously classified as financial leases

As the Company opted for the transition to this standard by the modified retrospective approach, for leases previously classified as financial leases, the Company will continue to record the right of use and lease liability at the amount currently recorded and disclosed in note 21.5.

b)IFRIC 23 - Uncertainty over Income Tax Treatments

IFRIC 23 is applicable starting on January 1, 2019. It clarifies how to apply the recognition and measurement requirements of when there is uncertainty about the treatment of income tax on profit. The Interpretation requires that the Company: (1) determines whether uncertain tax positions are assessed separately or as a group; and (2) assesses whether it is likely that the tax authority will accept the use of uncertain tax treatment, or proposed use by the Company. If so, the entity should determine its tax and accounting position in line with the tax treatment used or to be used in its income tax returns. If not, the Company should reflect the effect of the uncertainty in determining its tax and accounting position. The Company is evaluating the impacts of adopting this new standard, considering that it would use the modified retrospective method upon its adoption.

3.2 -  Basis of consolidation and investments in subsidiaries, joint ventures and associates

The following accounting policies are applied in the preparation of the consolidated financial statements that include the equity interests of the Company and its subsidiaries.

In the consolidated financial statements, the financial information of subsidiaries and joint ventures, are recognized using the equity method and are initially recognized at cost and then adjusted for recognition purposes by the Company in profit or loss and other comprehensive income.

When necessary, the financial statements of the subsidiaries, joint ventures and affiliates are adjusted to match the accounting policies adopted by the Company.

The subsidiaries, joint ventures and affiliates are substantially domiciled in Brazil.

a)  Subsidiaries

The Eletrobras System controls an entity when it is exposed or entitled to variable returns arising from its involvement with the entity and has the ability to interfere with those returns due to its power over the entity.

The consolidated financial statements include the financial statements of the Company and its subsidiaries.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of income and comprehensive income from the effective date of acquisition until the date of effective disposal, as applicable.

All transactions, balances, revenues and expenses between the Company’s companies are eliminated in full in the consolidated financial statements.

The Company adopts the following main consolidation practices:

1.	Elimination of the investments of the investor in the investees, in exchange for their participation in the respective equity;
2.	Elimination of intercompany receivable and payable balances;
3.	Elimination of intercompany income and expenses;
4.	Highlight of the participation of non-controlling shareholders in shareholders’ equity and in the income statement of consolidated investees.

The Company uses the consolidation criteria, as described in the table below.

Participation is determined over the total capital of the subsidiary.

	12/31/2018		12/31/2017
	Shareholding		Shareholding
Subsidiaries	Direct	Indirect	Direct	Indirect

Amazonas Distribuidora (1)	100.00%	—	100.00%	—
Amazonas GT	100.00%	—	—	100.00%
Boa Vista Energia (3)	—	—	100.00%	—
Ceal (1)	100.00%	—	100.00%	—
Cepisa (3)	—	—	100.00%	—
Ceron (3)	—	—	100.00%	—
CGTEE	99.99%	—	99.99%	—
Chesf	99.58%	—	99.58%	—
Eletroacre (3)	—	—	96.71%	—
Eletronorte	99.48%	—	99.48%	—
Eletronuclear	99.91%	—	99.91%	—
Eletropar	83.71%	—	83.71%	—
Eletrosul	99.88%	—	99.88%	—
Furnas	99.56%	—	99.56%	—
Chuí IX (1)	99.99%	—	99.99%	—
Santa Vitoria do Palmar (1)	78.00%	—	78.00%	—
Hermenegildo I (1)	99.99%	—	99.99%	—
Hermenegildo II (1)	99.99%	—	99.99%	—
Hermenegildo III (1)	99.99%	—	99.99%	—
Uirapuru (1) (2)	75.00%	—	—	—
Chuí Holding	—	78.00%	—	100.00%
Geribatu I	—	100.00%	—	100.00%
Geribatu II	—	100.00%	—	100.00%
Geribatu III	—	100.00%	—	100.00%
Geribatu IV	—	100.00%	—	100.00%
Geribatu V	—	100.00%	—	100.00%
Geribatu VI	—	100.00%	—	100.00%
Geribatu VII	—	100.00%	—	100.00%
Geribatu VIII	—	100.00%	—	100.00%
Geribatu IX	—	100.00%	—	100.00%
Geribatu X	—	100.00%	—	100.00%
Livramento	—	78.00%	—	78.00%
Paraíso	—	100.00%	—	100.00%
Energia dos Ventos V	—	99.99%	—	99.99%
Energia dos Ventos VI	—	99.99%	—	99.99%
Energia dos Ventos VII	—	99.99%	—	99.99%
Energia dos Ventos VIII	—	99.99%	—	99.99%
Energia dos Ventos IX	—	99.99%	—	99.99%
Extremoz Transmissora do Nordeste S.A.	—	100.00%	—	100.00%
Transenergia Goiás S.A	—	99.99%	—	99.99%
Brasil Ventos Energia S.A.	—	100.00%	—	100.00%
Complexo Eólico Pindaí I
Acauã Energia S.A.	—	99.93%	—	99.93%
Angical 2 Energia S.A.	—	99.96%	—	99.96%
Arapapá Energia S.A.	—	99.90%	—	99.90%
Caititu 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 3 Energia S.A.	—	99.96%	—	99.96%
Carcará Energia S.A.	—	99.96%	—	99.96%
Corrupião 3 Energia S.A.	—	99.96%	—	99.96%
Teiú 2 Energia S.A.	—	99.95%	—	99.95%
Complexo Eólico Pindaí II
Coqueirinho 2 Energia S.A.	—	99.98%	—	99.98%
Papagaio Energia S.A.	—	99.96%	—	99.96%
Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia S.A.	—	83.01%	—	83.01%
(1)	The assets and liabilities of these companies were classified as held for sale, see note 44;
(2)	Transfer of Eletrosul’s SPE to Eletrobras, see note 14.5; and
(3)	Company with transferred shareholding control, see note 45.

3.3 - Cash and cash equivalents

Cash and cash equivalents include cash, bank deposits, other highly liquid short-term investments with original maturities of up to three months and with insignificant risk of change in value.

3.4 - Customers

The accounts receivable from customers (consumers and resellers) are composed of credits from the provision and supply of billed and unbilled electric energy, the latter by estimate, including those arising from energy transacted within the scope of the Electric Energy Trading Chamber - CCEE accounted for based on the accrual basis, and are initially recognized at fair value and subsequently measured at amortized cost minus the provision for doubtful accounts.

Accounts receivable are normally settled within a period of up to 45 days, which is why the book values substantially represent the fair values at the accounting closing dates.

If the term of receipt is less than one year, accounts receivable are classified in current assets. Otherwise, they are presented in non-current assets.

3.5 - Guarantees and Associated Deposits

The amounts registered are intended for legal and/or contractual service. These are stated at acquisition cost plus interest and monetary restatement based on legal provisions and adjusted for provision for loss on realization when applicable. Their redemption is conditioned to the completion of the legal proceedings to which these deposits are associated.

3.6 - Stock of Warehouse and Fuel

Inventories are recorded at average acquisition cost, net of provisions for losses, when applicable, and do not exceed replacement cost or net realizable value. The net realizable value corresponds to the estimated selling price of inventories, minus all estimated costs for completion and costs required to realize the sale.

Materials in stock of warehouse and fuel are classified in current assets and are recorded at average acquisition cost, which does not exceed the net realizable market value.

3.7 - Nuclear fuel inventory

Comprised of uranium concentrate in stock, the corresponding services and nuclear fuel elements used in the Angra 1 and Angra 2 nuclear power plants, and is recorded at acquisition cost.

In its initial stage of formation, uranium ore and the services necessary for its manufacture are acquired and classified as non-current assets - long-term assets, presented in the item Nuclear Fuel Stock. After the manufacturing process is completed, the portion related to the consumption estimate for the next 12 months is classified in current assets.

The consumption of nuclear fuel elements is appropriate to the result of the year in a proportional way, considering the monthly energy effectively generated in relation to the total energy estimated for each element of the fuel. Periodic inventories and evaluations concerning nuclear fuel elements that have gone through the process of electric power generation and are stored in the used fuel tank are carried out.

3.8 -  Fixed Assets

Fixed Assets are measured at historical cost minus accumulated depreciation. The historical cost includes expenses directly attributed to the acquisition of assets, and also includes, in the case of qualifying assets, borrowing costs capitalized in accordance with the accounting policy of the Company. Such fixed assets are classified in the appropriate categories of property, plant and equipment when completed and ready for their intended use. The depreciation of these assets starts when they are ready for the intended use in the same base of the other fixed assets.

Depreciation is recognized based on the estimated useful life of each asset by the straight-line method, so that the cost value less its residual value after its useful life is fully written down (except for land and construction in progress). The Company considers that the estimated useful life of each asset is similar to the depreciation rates determined by ANEEL, which are considered by the market to be acceptable for adequately expressing the useful life of the assets. In addition, in connection with the Company’s understanding of the current regulatory framework for concessions, including Law No. 12,783/2013, the indemnity was considered at the end of the concession based on the lower value of the new replacement value (VNR) or accounting residual value which is considered in the measurement of Fixed Assets.

Assets held through finance leases are depreciated over the expected useful life in the same way as the assets or for a shorter period, if applicable, in accordance with the terms of the applicable lease.

An item of fixed assets is written off after disposal or when there are no future economic benefits resulting from the continued use of the asset. Any gains or losses on the sale or write-off of an item of fixed assets are determined by the difference between the amounts received in the sale and the book value of the asset and are recognized in profit or loss.

3.8.1 - Borrowing costs

The interest and, when applicable, the exchange variation incurred on the loans and financing are taken into account at the acquisition cost of the asset under consideration, considering the following criteria for capitalization:

a)	The capitalization period occurs when the qualifying asset is in the construction phase, and the capitalization of interest is terminated when the item is available for use;
b)

Interest is capitalized considering the weighted average rate of loans and financing in effect on the date of capitalization or, for those assets in which specific loans were obtained, the rates of these specific loans;

c)	The monthly capitalized interest does not exceed the amount of interest expenses calculated in the capitalization period;
d)	Capitalized interest is depreciated considering the same criteria and estimated useful life determined for the item to which they were incorporated.

Gains on investments arising from the temporary application of funds obtained from loans and financing that are not yet expensed with qualifying assets are deducted from loan and financing costs that are eligible for capitalization when the effect is material.

All other loan and financing costs are recognized in income for the year in which they are incurred.

3.8.2 - Decommissioning

Represents a set of measures taken to safely shut down a nuclear plant, reducing residual radioactivity to levels that allow the site to be released for restricted or unrestricted use.

The decommissioning is done in function of the operation of the nuclear plants and refers to the obligation to demobilize the assets of these plants to cover the costs to be incurred at the end of their economic useful life.

It is a fundamental premise for the formation of this decommissioning liability that the estimated value for its realization must be updated throughout the economic useful life of the plants, considering the technological advances, with the objective of allocating to the respective jurisdictional period of the operation, the costs being incurred with the technical-operational deactivation of the plants.

3.9 - Concession agreements and authorizations

The Company has concession contracts and authorizations in the generation, distribution and transmission segments, signed with the Granting Authority (Federal Government), for periods ranging from 20 years to 35 years, all of which have similarities in terms of rights and obligations of the concessionaire and the granting authority. The terms of the main concessions are described in Note 2.

The Company, when applicable, adopts IFRIC 12 - Service Concession Contracts, applicable to public-private concession contracts (done by analogy to public-public concession contracts) in which the public entity controls or regulates: (1) the type of services that can be provided using the underlying infrastructures; (2) the price at which the services are provided; and (3) a significant interest in the infrastructure at the end of the concession.

According to IFRIC 12, the concession infrastructures included in the standard are not recognized by the concessionaire as property, plant and equipment, since it is considered that the operator does not control such assets and is recognized according to one of the following models depending on the type of remuneration commitment of the operator assumed by the granting authority under the contract:

•	Financial asset model

This model is applicable when the concessionaire has the unconditional right to receive certain monetary amounts regardless of the level of use of the infrastructure covered by the concession and results in the registration of a financial asset, which until December 31, 2017 was classified as loans and receivables or available for sale. After the adoption of IFRS 15, the Company classified some of the prior deemed financial assets as contract assets on January 1, 2018. Further information in note 3.1.2 (b).

•	Intangible asset model

This model is applicable when the concessionaire, under the concession, is remunerated according to the degree of use of the infrastructures (demand risk) in relation to the concession and results in the recognition of an intangible asset.

•	Bifurcated model

This model applies when the concession includes both remuneration commitments guaranteed by the granting authority and remuneration commitments depending on the level of use of concession infrastructures.

Based on the characteristics established in the Company’s electricity distribution concession contracts and the requirements of the standard, the following assets are recognized on the electricity distribution business:

a)

Estimated portion of the investments realized and not amortized or depreciated up to the end of the concession classified as a financial asset because it is an unconditional right to receive cash or other financial assets directly from the granting authority; and

b)

Remaining portion of the determination of the financial asset (residual value) is classified as an intangible asset because its recovery is subject to the use of the public service, in this case, the consumption of energy by consumers.

The infrastructure received or built from the distribution activity is recovered through two cash flows, namely:

a)	Part through consumption of energy made by consumers (monthly billing of energy measurement and power consumed/sold) during the term of the concession; and
b)	Part as indemnity for the reversible assets at the end of the term of the concession, which is to be received directly from the granting authority or from whom it delegates this task.

This indemnity will be made based on the installments of investments linked to reversible assets, which have not yet been amortized or depreciated, and which have been carried out with the purpose of guaranteeing the continuity and timeliness of the service granted.

The concessions for electricity distribution of the Company subsidiaries are not onerous. Thus, there are no fixed financial obligations and payments to be made to the granting authority. Remaining distribution activities are classified as held for sale and presented as part of discontinued operations as of December 31, 2018.

For the electricity transmission activity, the Allowed Annual Revenue (RAP) is received from companies that use their infrastructure through a transmission system usage rate (TUST). This rate results from the apportionment among transmission users of some specific values: (i) the RAP of all transmitters; (II) the services provided by the National System Operator (ONS); and (iii) regulatory charges.

The granting authority has delegated to the generators, distributors, free consumers, exporters and importers the obligation to make monthly payment of the RAP, which, as guaranteed by the regulatory framework of transmission, constitutes a future contractual right to receive cash, and these transmission assets are classified as contract assets, as they depend on the provision of the operation and maintenance services to become a receivable.

Revenue recognition is based on the availability of the transmission line and the Company must recognize and measure the revenue from services rendered in accordance with IFRS 15 (IFRIC 12 until December 31, 2017).

3.9.1 Charging System

a)The electric energy distribution charging system is set by ANEEL and these rates are adjusted annually and revised every four years, based on the maintenance of the concession’s economic and financial balance, considering the prudent investments made and the structure of costs and expenses of the reference company. The charge for services occurs directly to users, based on the volume of energy consumed and the authorized rate.

b)The electric energy transmission charging system is regulated by ANEEL and periodic rate revisions are made, establishing an Allowed Annual Revenue (RAP), updated annually by an inflation index and subject to periodic revisions to cover new investments and aspects of the economic-financial balance of the concession contracts.

c)As a result of changes in the sector’s regulation since 2004, in the generation segment, there are coexisting projects that receive rates regulated by ANEEL and others, which practice freely negotiated energy sales prices, when electric energy generators may be free to participate in electric energy tenders destined to the regulated market, the final sale price being determined through competition among the participants of the tender, or to sell the energy in the free market.

3.9.2. Transmission Concessions

The concession contracts regulate the operation of the public electricity transmission services by the Company, where:

•	Transmission of electricity

a)The rate is regulated and denominated Allowed Annual Revenue (RAP). The electricity transmitter cannot negotiate with users. For some contracts, the RAP is fixed and monetarily restated by a price index once a year. For the other contracts, the RAP is monetarily restated by a price index once a year and reviewed every five years. Generally, the RAP of any electric power transmission company is subject to a rate review every five years due to the increase in assets and operating expenses resulting from modifications, reinforcements and expansions of facilities.

b)The assets are reversible to the Grantor at the end of the concession, with the right to receive indemnification (cash) from the granting authority on the portion of the investments not yet depreciated or amortized, determined by the new replacement value - VNR. There are still assets of renewed concessions, pending ANEEL approval, and, consequently, pending indemnification.

With the adoption of IFRS 15, the Company derecognized the prior recognized transmission financial assets and contract assets were recognized. Further information can be found in note 3.1.2 (b).

3.9.3 - Generation Concessions and Authorizations

a)

Hydraulic and thermal generation - Concessions, not directly affected by Law No. 12,783/2013, are not within the scope of IFRIC 12, considering the characteristics of price and not regulated rate. Effective January 1, 2013, the concessions directly affected by Law No. 12,783/2013, which were previously outside the scope of IFRIC 12, became part of the scope of such standard, considering the change in the price regime;

b)

Nuclear generation - It has a defined charging system, but differs from other generation contracts, since it is an authorization and not a concession. There is no deadline for the end of the authorization as well as there is no of significant control of the assets by the granting authority at the end of the authorization period.

3.9.4 - Itaipu Binacional

a)

Itaipu Binacional is governed by a 1973 Binational Treaty in which the rate conditions were established, the rate formation base being determined exclusively to cover the expenses and service of the debt of that Entity;

b)

The rate base and the terms of commercialization will be valid until 2023, which corresponds to the significant part of the useful life of the plant, when then the rate base and the terms of commercialization should be reviewed by the High Parties, which are the Brazilian and Paraguayan States;

c)

Itaipu’s rate is a rate “by cost of service” and was established preponderantly to allow the payment of debt service of the entity, which has final maturity in 2023, and to maintain its operating and maintenance expenses;

d)

According to the Treaty, the Company is responsible for the commercialization of Itaipu’s energy in the Brazilian market, but it originated from contracts previously signed with the distributors in which the payment conditions were defined;

e)

Debts arising from the commercialization of energy from Itaipu Binacional were renegotiated with the Company, giving rise to financing contracts. These contracts were initially recorded at fair value and subsequently measured at amortized cost using the effective interest method.

f)	The terms of the Treaty guarantee reimbursement to the Company even in cases of lack of capacity to generate power or operational problems with the plant. Thus, the Company acts as an agent of Itaipu.

3.9.5 - Financial assets - Public Service Concessions

The Company recognizes a receivable from the granting authority (or from whom the grantor has granted) when it has an unconditional right to receive cash at the end of the concession as compensation for the investments made by the distributors, transmitters and generators of electricity, and not recovered through the provision of services related to the concession. In the case   of   generation,   only   assets   related   to    the    concessions    directly    affected    by Law No. 12,783/2013, and formed from said Law, are considered financial assets that will be remunerated in the same way as the transmitters, provided that the acquisition of such assets is homologated by MME and ANEEL.

These accounts receivable are classified as current and non-current considering the expectation of receiving these amounts, based on the date of closing of the concessions.

3.9.6 - Asset of a Transmission Contract (Effective as of January 1, 2018)

Contract asset is a right of the Company to the consideration in exchange for goods or services that the entity transferred to the customer. If the Company completes the performance through the transfer of goods or services to the customer before payment is due, the Company must present the related assets as a contract asset, excluding any amounts presented as receivables.

3.10 -  Intangible assets

The Company recognizes as an intangible asset the right to charge users for the rendered services of electricity distribution. The intangible asset is determined as the residual value of the construction revenue earned for the construction or acquisition of the infrastructure performed by the Company in excess of the value of the financial asset related to the unconditional right to receive cash at the end of the concession as indemnity.

The asset is presented net of accumulated amortization and impairment losses, when applicable.

The amortization of the intangible asset reflects the pattern in which the future economic benefits of the asset are expected to be consumed by the Company, or the final term of the concession, whichever occurs first. The standard of consumption of the assets is related to its economic useful life, considering that the assets built by the Company are included in the calculation basis for the measurement of the rate for the provision of concession services.

The intangible asset has its amortization commenced when it is available for use, in its place and in the condition necessary for it to be able to operate in the manner intended by the Company. Amortization is terminated when the asset has been fully consumed or written off, and no longer forms part of the basis for calculating the concession service rate, whichever occurs first.

The Company annually tests for recoverability of its assets using the present value method of the future cash flows generated by the assets, considering that there is no active market for the assets linked to the concession, evaluating whether there is an indication that a loss event occurred after the initial recognition of the asset (Note 18).

Intangible assets basically comprise the rights to use the concession, but also include goodwill on the acquisition of specific investments and expenses associated with the acquisition of rights, plus the respective implementation costs, when applicable.

Intangible assets with a defined useful life, acquired separately, are recorded at cost less accumulated amortization and impairment losses. Amortization is recognized on a straight-line  basis based on the estimated useful lives of the assets. The estimated useful life and the amortization method are reviewed at the end of each year and the effect of any changes in the estimates is accounted for prospectively.

Intangible assets with indefinite useful life, acquired separately are recorded at cost, minus accumulated impairment losses.

3.10.1 - Onerous Concessions (Use of Public Assets - UBP)

The Company and certain subsidiaries have concessionary contracts with the Federal Government for the use of hydraulic potentials, a public asset, for the generation of electricity in certain plants.

The amounts identified in the contracts are at future prices and therefore, the Company and these subsidiaries adjusted these contracts at present value based on the discount rate calculated on the date of the obligation.

The adjustment of the obligation based on the discount rate and the monetary variation, defined in the concession contract, is capitalized in assets, during the construction of the plants and, as from the date of commercial operation, is recognized directly in the income statement.

These assets are recorded as intangible assets against non-current liabilities.

3.10.2 - Expenses with Studies and Projects

Expenses incurred with studies and projects, including feasibility and hydroelectric exploitation inventories and transmission lines, are recognized as operating expenses, when incurred, and until confirmation of the economic feasibility of their exploration or granting of concession or authorization. After the concession and/or authorization to operate the public electric energy service, or the confirmation of the economic viability of the project, the expenses incurred will be capitalized as cost of the project development. Currently, the Company does not have capitalized amounts referring to expenses with studies and projects.

3.11 - Recognition of amounts receivable and Portion A obligations and other financial items

On November 25, 2014, ANEEL decided to amend the concession and permit contracts of the Brazilian electricity distribution companies with a view to eliminating eventual uncertainties regarding the recognition and realization of time differences, whose values are transferred annually in the electricity distribution rate - Portion A (CVA) and other financial components. In the term of the amendment issued by ANEEL, the regulatory body guarantees that the CVA values and other financial components will be included in the calculation of the indemnification, when the concession expires.

The addendum to the Concession Contracts, represented a new element that ensures, from the date of its signature, the right or imposes an obligation on the concessionaire receiving or paying for the assets and liabilities in relation to the counterparty — the Granting Authority. This event changed, from that date, the environment and the previously existing contractual terms and extinguished the uncertainties regarding the ability of realization of the asset or enforcement of the liability. These are conditions, therefore, that differ in essence from those which occurred previously.

The effects of the addendum to the concession agreement and permission are not the nature of the accounting policy change, but, indeed, of a new situation and, consequently, their application was prospective. Therefore, the record of the amounts receivable (obligations) was effected in asset (or financial liability) accounts, where appropriate, in contrast to the profit or loss for the financial year (income from sale of goods and services).

3.12 - Impairment of non-financial assets, excluding goodwill

At the end of each year, the Company assesses whether there is any indication that its non-financial assets have suffered any impairment losses. If there is such an indication, the recoverable amount of the asset is estimated for the purpose of measuring the amount of such loss. When it is not possible to estimate the recoverable amount of an asset individually, the Company calculates the recoverable amount of the cash-generating unit to which the asset belongs.

When a reasonable and consistent allocation base can be identified, the corporate assets are also allocated to the individual cash-generating units or to the smallest group of cash-generating units for which a reasonable and consistent allocation base can be identified.

In the valuation of value in use, estimated future cash flows are discounted at the present value by a discount rate, which reflects a current market valuation: of the currency value in time and the specific risks of the asset for which the estimate of cash flows have been made.

If the recoverable amount of a calculated asset (or cash-generating unit) is less than its book value, the book value of the asset (or cash-generating unit) is reduced to its recoverable amount. Impairment losses are recognized immediately in income.

When the impairment loss is reversed, subsequently the increase in the book value of the asset (or cash-generating unit) occurs, based on the revised estimate of its recoverable amount. Such increase may not exceed the book value that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. The reversal of the impairment loss is recognized immediately in profit or loss.

3.13 - Goodwill

Goodwill arising on a business combination is stated at cost on the date of the business combination, net of the accumulated impairment loss, if applicable.

For impairment test purposes, goodwill is allocated to each of the Company’s cash-generating units (or groups of cash-generating units) that will benefit from the synergies of the combination.

Considering that the Company’s investment operations are linked to operations that have concession agreements, the result of the acquisition of such entities represents the concession right with a defined useful life, being recognized as an intangible asset of the concession, and the amortization carried out in accordance with the concession term.

3.14 - Non-current assets held for sale and discontinued operation

3.14.1 - Non-current assets held for sale

Non-current assets and groups of assets are classified as held for sale if their book value is recovered mainly through a sale transaction and not through continuous use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current condition, subject only to usual and customary terms for the sale of that asset (or group of assets), and its sale is considered highly probable. Management must be committed to the sale, which is expected to be recognized as a sale completed within one year from the date of classification.

When the Company is committed to a sale plan that involves the loss of control of a subsidiary, when the criteria described in the previous paragraph are met, all assets and liabilities of this subsidiary are classified as held for sale in the consolidated financial statements, even if after the sale the Company still retains a minority stake in the Entity.

Non-current assets (or group of assets) classified as held for sale are measured at the lower of  book value and fair value less sale costs. The related assets and liabilities are presented separately in the balance sheet.

3.14.2 - Discontinued operation

A discontinued operation is a component of a business of the Company that comprises operations and cash flows that may be clearly distinct from the rest of the Company’s operations and which:

•	represents an important separate line of business or geographical area of operations;
•	is part of a coordinated individual plan for the sale of an important separate line of business or geographic area of operations; or
•	is a subsidiary acquired exclusively for the purpose of resale.

Classification as a discontinued operation occurs through disposal, or when the transaction meets the criteria to be classified as held for sale, if this occurs earlier.

3.15 - Business combination

In the consolidated financial statements, business acquisitions are accounted for using the acquisition method. The consideration transferred in a business combination is measured at fair value. Such fair value is calculated by the sum of the fair values of the assets transferred and of the liabilities assumed by the Company, on the date of acquisition, with the former controlling shareholders and the shares issued by the Company in exchange for control of the acquiree. Costs related to the acquisition are generally recognized in income, when incurred.

At the date of acquisition, assets acquired and liabilities assumed are recognized at fair value at the acquisition date, except for:

•

deferred tax assets and liabilities and assets and liabilities related to employee benefit agreements that are recognized and measured in accordance with IAS 12 - Income Taxes and IAS 19 - Employee Benefits, respectively;

•

liabilities or equity instruments related to the share-based payment arrangements of the acquiree or the Group-based payment arrangements executed in lieu of the acquiree’s share-based payment arrangements that are measured in accordance with IFRS 2 - Payment Based on Shares at the acquisition date; and

•	assets (or disposal groups) classified as held for sale in accordance with IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations that are measured in accordance with this standard.

Goodwill is measured as the excess of the sum: (1) of the consideration transferred; (2) of the value of the non-controlling interests in the acquiree; and (3) of the fair value of the acquirer’s holding previously held in the acquiree (if any) over the net values at the acquisition date of the identifiable assets acquired and liabilities assumed. If, after the valuation, the net values of the identifiable assets acquired and liabilities assumed at the date of acquisition are greater than the sum: (1) of the consideration transferred; (2) of the value of the non-controlling interests in the acquiree; and (3) of the fair value of the acquirer’s holding previously held in the acquiree (if any), the excess is recognized immediately in profit or loss as gain.

Non-controlling interests that correspond to current holdings and entitle holders to a proportional portion of the entity’s net assets in the event of liquidation are initially measured at fair value. They may also be measured on the basis of the proportional portion of non-controlling interests in the recognized amounts of the identifiable net assets of the acquiree. The selection of the measurement method is done transaction by transaction. Other non-controlling interests are measured at fair value or, when applicable, as described in other IFRS.

When the consideration transferred by the Company in a business combination includes assets or liabilities resulting from a contingent consideration agreement, the contingent consideration is measured at fair value at the acquisition date. The changes in the fair value of the contingent consideration, classified as adjustments of the measurement period, are adjusted retroactively, with the corresponding adjustments in goodwill. The adjustments in the measurement period correspond to adjustments resulting from additional information obtained during the “measurement period” and related to facts and circumstances existing at the acquisition date. The measurement period may not exceed one year from the date of acquisition.

Subsequent accounting for changes in the fair value of the contingent consideration, not classified as adjustments to the measurement period, depends on the form of classification of the contingent consideration. The contingent consideration classified as equity is not revalued at the dates of the subsequent financial statements and its corresponding settlement is accounted for in equity. The contingent consideration classified as an asset or liability is revalued at the dates of the subsequent financial statements, in accordance with IFRS 9, or IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, as applicable, and the corresponding gain or loss is recognized in profit or loss.

When a business combination is carried out in stages, the interest previously held by the Company in the acquiree is revalued at the fair value at the acquisition date (i.e., the date the Company acquires control) and the corresponding gain or loss, if any, is recognized in profit or loss. The amounts of interest in the acquiree, prior to the acquisition date, that were previously recognized under “Other comprehensive income” are reclassified in profit or loss, to the extent that such treatment is adequate if such interest is sold.

If the initial accounting for a business combination is incomplete at the end of the period in which this combination occurred, the Company records the provisional amounts of the items for which the accounting is incomplete. These provisional amounts are adjusted during the measurement period, or additional assets and liabilities are recognized to reflect the new information obtained in relation to facts and circumstances existing at the acquisition date that, if known, would have affected the amounts recognized on that date.

3.16 - Taxation

Income tax and social contribution expense represents the sum of current and deferred taxes. In addition, the option to calculate taxes on the Company’s results is based on the actual profit method.

3.16.1 - Current taxes

The provision for income tax (IRPJ) and social contribution (CSLL) is based on taxable income for the year. Taxable income differs from income presented in the statement of income because it excludes taxable income or deductible expenses in other years, as well as permanently excluding non-taxable or non-deductible items. The provision for income tax and social contribution is calculated individually by each company of the Company based on the rates in effect at the end of the year.

3.16.2 - Deferred taxes

Deferred income tax and social contribution are recognized at the end of each reporting period on temporary differences between the balances of assets and liabilities recognized in the financial statements and the corresponding tax bases used in the determination of taxable income, including the balance of losses when applicable. Deferred tax liabilities are generally recognized on all taxable temporary differences and deferred tax assets are recognized on all deductible temporary differences only when it is probable that the company will present future taxable income in a sufficient amount so that such deductible temporary differences can be used, while also considering the history of profitability.

The recovery of the deferred tax asset balance is reviewed at the end of each reporting period and, when it is no longer probable that future taxable income will be available to enable the recovery of all or part of the asset, the asset balance is adjusted by the amount that is expected to be recovered.

Deferred tax assets and liabilities are measured at the rates applicable in the period in which the liability is expected to be settled or the asset is realized, based on the rates established in the tax legislation in force at the end of each reporting period, or when new legislation has been adopted. The measurement of deferred tax assets and liabilities reflects the tax consequences that would result from the manner in which the Company expects, at the end of each reporting period, to recover or settle the book value of these assets and liabilities.

Current and deferred taxes are recognized in income, except when they correspond to items recorded in other comprehensive income, or directly to shareholders’ equity, in which case current and deferred taxes are also recognized in other comprehensive income or directly in shareholders’ equity, respectively. When current and deferred taxes arise from the initial accounting of a business combination, the tax effect is considered when accounting for the business combination.

3.17 - Financial instruments

3.17.1 - Recognition and measurement

Financial assets and liabilities are recognized when an entity of the Company is a party to the contractual provisions of the instrument.

Financial assets and liabilities are initially measured at fair value.

Transaction costs directly attributable to the acquisition or issuance of financial assets and liabilities (except for financial assets and liabilities recognized at fair value through profit or loss) are accrued or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are recognized immediately in profit or loss.

3.17.2 - Financial assets

3.17.2.1. Effective as of January 1, 2018

At initial recognition, financial assets may be classified as measured at amortized cost, debt instrument measured at fair value through other comprehensive income, equity instrument measured at fair value through other comprehensive income or measured at fair value through profit or loss. As described in note 3.1.2, the classification is based on the Company’s business model in which the asset is held and the contractual cash flow characteristics of the financial asset and is determined on the date of the initial recognition.

1)    A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at FVTPL:

a)	It is maintained within a business model whose objective is to maintain financial assets to receive contractual cash flows; and
b)	Its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding.

2)    A debt instrument is measured at FVTOCI if it meets both of the following conditions and is not designated as measured at FVTPL:

a)	It is maintained within a business model whose objective is achieved both by the receipt of contractual cash flows and by the sale of financial assets; and
b)	Its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding.

In the initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in ORA. This choice is made investment by investment.

3)    Financial assets not classified as measured at amortized cost or at FVTOCI, as described above, are classified as measured at fair value through profit or loss. At initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVTOCI and at FVTPL if it eliminates or significantly reduces an accounting mismatch that would otherwise arise.

•	Evaluation of the business model

The Company performs an evaluation of the business model objective in which a financial asset is held in the portfolio because this better reflects the way in which the business is managed and the information is provided to Management. Further details on business models can be found in note 3.1.2.

•	Evaluation of contractual cash flows

For evaluation purposes, if contractual cash flows are only principal and interest payments, the principal is defined as the fair value of the financial asset at the initial recognition. Interest is defined as a consideration for the time value of money and for the credit risk associated with the outstanding principal amount for a given period of time and for the other risks and basic loan costs.

The Company considers the contractual terms of the instrument to assess whether contractual cash flows consist only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or value of the contractual cash flows so that it would not meet that condition.

•	Impairment of financial assets

For contract assets within the scope of accounting pronouncement IFRS 15 - Customer Contract Revenue, the entity adopted the simplified approach and measured the expected loss of credit based on the asset’s life value, as mentioned in note 3.1.2 on the adoption of the new standards.

3.17.2.2. Effective until December 31, 2017

Financial assets are classified in the following specific categories: financial assets at fair value through profit or loss, held-to-maturity investments, available-for-sale financial assets and loans and receivables. The classification depends on the nature and purpose of the financial assets and is determined on the date of initial recognition.

1)    Financial assets at fair value through profit or loss

A financial asset is classified as held for trading if:

a)It is acquired primarily to be sold in the short term; or

b)At the initial recognition, it is part of a portfolio of identified financial instruments, which the Eletrobras System manages jointly and has a recent real pattern of obtaining short-term profits; or

c)It is a derivative that has not been designated as an effective hedge instrument.

A financial asset, other than those held for trading, may be designated at fair value through profit or loss on initial recognition if:

a)Such designation eliminates or significantly reduces an inconsistency of measurement or recognition that would otherwise arise; or

b)The financial asset is part of a managed group of financial assets or liabilities or both, and

c)Its performance is evaluated on a fair value basis, in accordance with the Company’s documented risk or investment management strategy, and when the information on the grouping is provided internally on the same basis; or

d)It is part of a contract containing one or more embedded derivatives and IAS 39 - Financial Instruments: Recognition and Measurement allows the combined contract (assets or liabilities) to be fully designated at fair value through profit or loss.

Financial assets are classified at fair value through profit or loss when they are held for trading for the purpose of selling in the short term or designated at fair value through profit or loss.

Financial assets measured at fair value through profit or loss are stated at fair value and any resulting gains or losses are recognized in profit or loss. Net gains and losses recognized in profit or loss include dividends or interest earned on the financial assets, and are included in other financial income and expenses in the statement of income.

2)    Held-to-maturity investments

Investments held to maturity correspond to non-derivative financial assets with fixed or determinable payments and fixed maturity date that the Company has the positive intention and ability to hold to maturity. After initial recognition, investments held to maturity are measured at amortized cost using the effective interest method, less any impairment loss.

3)    Available-for-sale financial assets

Available-for-sale financial assets correspond to non-derivative financial assets designated as available-for-sale and not classified as:

a)Financial assets at fair value through profit or loss;

b)Held-to-maturity investments; or

c)Loans and receivables.

Changes in the book value of available-for-sale monetary financial assets related to changes in exchange rates, interest income calculated using the effective interest method and dividends on available-for-sale equity investments are recognized in income. Changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income. When the investment is sold or there is a reduction in the recoverable amount, the accumulated gain or loss previously recognized in the account of other comprehensive income is reclassified to the income statement.

4)    Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables (including trade accounts receivable and others, cash and cash equivalents, amounts receivable from Parcel A and others) are initially recorded at their acquisition value, which is the fair value of the price paid, including expenses transaction. After initial recognition they are measured at amortized cost using the effective interest method, less any impairment loss.

Interest income is recognized through the application of the effective interest rate.

•	Impairment of financial assets

Financial assets, except for those designated at fair value through profit or loss, are measured by impairment at the end of each reporting period. Impairment losses are recognized if, and only if, there is objective evidence of a reduction in the recoverable amount of the financial asset as a result of one or more events that occurred after their initial recognition, with an impact on the estimated future cash flows of that asset.

In the case of equity investments classified as available for sale, a significant or prolonged decline in the fair value of the security, below its cost, is also evidence that the assets are impaired. If any such evidence exists for available-for-sale financial assets, the cumulative loss will be taken from equity and recognized in the consolidated statement of income. Such cumulative loss is measured as the difference between the acquisition cost and the current fair value less any impairment loss on the financial asset previously recognized in profit or loss. Impairment losses recognized in the statement of income in equity instruments are not reversed. On the other hand, if, in a subsequent period, the fair value of a debt instrument classified as available for sale increases, and the increase can be objectively related to an event that occurred after the impairment loss was recognized in profit or loss, the impairment is reversed through profit or loss.

For certain categories of financial assets, such as accounts receivable, assets are evaluated collectively, even if they do not present evidence that they are recorded at a higher value than the recoverable amount, when evaluated individually. Objective evidence of impairment for a loan portfolio may include: past experience of the Company in collecting payments and an increase in the number of late payments after the average period of receipt, in addition to observable changes in national economic conditions or receivables defaults.

For financial assets recorded at amortized cost, the amount of the impairment recorded  corresponds to: the difference between the book value of the asset and the present value of the estimated future cash flows, discounted by the original effective interest rate of the financial asset.

The book value of the financial asset is reduced directly by the impairment loss for all financial assets, except for accounts receivable, where the book value is reduced by the use of a provision. Subsequent recoveries of previously provisioned amounts are credited to the provision. Changes in the book value of the provision are recognized in the income statement.

For financial assets recorded at amortized cost, if in a subsequent period the value of the impairment loss decreases and the impairment can be objectively related to an event occurring after the impairment has been recognized, the previously recognized impairment loss is reversed as long as the book value of the investment on the date of such reversal does not exceed any amortized cost if the impairment had not been recognized.

3.17.3 - Write-off  of financial assets

The Company writes off a financial asset only when the contractual rights to the cash flows arising from this asset expire or are transferred together with the risks and benefits of the property. If the Company does not transfer or retain substantially all the risks and rewards of ownership of the financial asset but continues to control the transferred asset, the Company recognizes the retained interest and the related liability in the amounts that it will have to pay. If it retains substantially all the risks and benefits of the asset from the transferred financial asset, the Company continues to recognize this asset.

When a financial asset is written off, the difference between the book value of the asset and the sum of the consideration received and receivable and any accumulated gain or loss recognized in other comprehensive income and accumulated in equity is recognized in the income statement.

3.17.4 - Financial liabilities and equity instruments

Debt and equity instruments issued by an entity of the Eletrobras System are classified as financial liabilities or equity, according to the nature of the contractual agreement and the definitions of financial liability and equity instrument. An equity instrument is a contract that evidences a residual interest in a company’s assets after deducting all of its obligations. Equity instruments issued by the Eletrobras System are recognized when funds are received or receivable, net of direct issuance costs.

Financial liabilities are classified as financial liabilities at fair value through profit or loss or amortized cost.

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are measured at amortized cost using the effective interest method. Interest expense, exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and allocate its interest expense for the respective period. The effective interest rate is the rate that accurately discounts estimated future cash flows (including fees and premiums paid or received that are an integral part of the effective interest rate, transaction costs, and other premiums or discounts) over the estimated life of the financial liability or, where appropriate, for a shorter period, for the initial recognition of the net book value.

3.17.5 - Write-off of financial liabilities

The Company writes off financial liabilities only when the Company’s obligations are extinguished and canceled or when they expire. The difference between the book value of the financial liability written off and the consideration paid and payable is recognized in the income statement.

3.17.6 - Financial guarantee contracts

A financial guarantee contract consists of a contract that requires the issuer to make specified payments in order to reimburse the holder for loss incurred due to the fact that the specified debtor fails to make the payment on the due date according to the initial or amended conditions of the instrument of debt.

Financial guarantees are initially recognized in the financial statements at fair value at the date of issue of the guarantee. Subsequently, collateral obligations are measured by the greater of the initial amount less the recognized amortization and the best estimate of the amount required to settle the collateral.

These estimates are based on the experience of similar transactions and on the history of past losses and on the judgment of the Company’s management. The fees received are recognized based on the straight-line method over the life of the guarantee. Any increase in obligations with respect to guarantees is presented when incurred in operating expenses (Note 21).

3.17.7 - Derivative financial instruments

The Company has derivative financial instruments to manage its exposure to interest rate and exchange rate risks, including interest rate swap contracts. Note 40 includes more detailed information on derivative financial instruments.

Derivatives are initially recognized at fair value, at the contracting date, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in the income statement immediately, unless the derivative is designated and effective as a hedging instrument; in this case, the moment of recognition in the income statement depends on the nature of the hedging relationship (see item 3.17.8).

3.17.8 - Hedge accounting

The Company has a hedge accounting policy and the derivative financial instruments designated in hedge operations are initially recognized at fair value on the date the derivative contract is contracted and are subsequently revalued at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive, and as financial liabilities when the fair value is negative.

At the beginning of the hedging relationship, the Company documents the relationship between the hedging instrument and the hedged item, with its objectives in risk management and its strategy to undertake various hedge operations. In addition, at the inception of the hedge and on a continuous basis, the Company documents whether the hedging instrument used in a hedging relationship is highly effective in offsetting changes in the fair value or cash flow of the hedged item attributable to the hedged risk.

When applying IFRS 9 for the first time, the Company may choose whether its accounting policy continues to apply the hedge accounting requirements of IAS 39 instead of the requirements of the new standard. The Company has chosen to continue the accounting practices set forth by IAS 39, which uses the following classifications for hedge accounting purposes:

a)     Fair value hedges

Changes in the fair value of derivatives designated and qualified as fair value hedges are recorded in the statement of operations with any changes in the fair value of the hedged items attributable to the hedged risk. Changes in the fair value of hedging instruments and in the hedged item, attributable to hedge risk, are recognized in the income statement.

Hedge accounting is discontinued prospectively when the Company cancels the hedging relationship, the hedging instrument is due or is sold, terminated or exercised, or when it no longer qualifies as hedge accounting. The adjustment to the fair value of the hedged item, arising from hedge risk, is recorded in the income statement as of that date.

b)     Cash flow hedges

The effective portion of the changes in the fair value of the derivatives, which is designated and qualified as cash flow hedge, is recognized in other comprehensive income. Gains or losses related to the non-effective portion are recognized immediately in the income statement.

The amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to income in the year in which the hedged item is recognized in the income statement.

Hedge accounting is discontinued when the Company cancels the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or no longer qualifies as hedge accounting. Any gains or losses recognized in other comprehensive income and accumulated in equity, on that date, remain in equity and are recognized when the expected transaction is finally recognized in the income statement. When the expected transaction is no longer expected to occur, accumulated or deferred gains or losses in equity are recognized immediately in the income statement.

The Company uses derivative financial instruments for its management of financial risks, as described in Note 40. With an initial date on October 1, 2013, the Company adopted hedge accounting procedures in accordance with the provisions of IAS 39 with a view to reducing volatility in the financial statements generated by mark-to-market of derivative financial instruments and greater transparency of the Company’s Risk Management activities.

At the initial date, the Company designated its interest rate hedges as Cash Flow Hedge, so the effective variation of the fair value of the hedging instruments will be impounded in the Other comprehensive income account. As the hedged debt is recognized in the financial statement, the fair value variation in the hedge’s Other comprehensive income is recognized in the financial result based on the effective interest rate. Each quarter, effectiveness tests are conducted to assess whether the derivative instruments have protected and should continue to effectively protect the pegged debt. If there is an ineffective portion during the effectiveness test, this amount will be recognized immediately in the financial statement.

Each hedging relationship is documented in a way that identifies the hedged debt, the designated derivative, the objective, the risk management strategy, the contractual terms designated for Hedge Accounting, and the prospective and retrospective efficacy measurement methodology.

3.18 - Post-employment benefits

3.18.1 - Retirement obligations

The Company and its subsidiaries sponsor various pension plans, which are generally financed by payments to these pension funds determined by periodic actuarial calculations. The Company has defined benefit plans and also defined and variable contribution plans. In defined contribution plans, the Company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions if the fund does not have sufficient assets to pay all benefits related to services rendered in current and prior years related to this plan. A defined benefit plan is different from a defined contribution plan because in such defined benefit plans a retirement benefit amount that an employee will receive on retirement is established, usually dependent on one or more factors such as age, length of service and remuneration. Under this type of plan, the Company has the obligation to honor the commitment assumed, if the fund does not have sufficient assets to pay, to all employees, the benefits related to the services provided in current and prior years related to this plan modality.

The liability recognized in the Balance Sheet, in relation to defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market capitalization, which is denominated in the currency in which the benefits will be paid and which have maturity dates close to those of the respective pension obligation.

Actuarial gains and losses, resulting from adjustments based on experience, changes in actuarial assumptions and income from plan assets, are charged or credited to other comprehensive income.

Past service costs are recognized immediately in the income statement in the period in which a plan change occurs.

With regard to defined contribution plans, the Company makes the payment of contributions in a mandatory, contractual or voluntary manner. The Company has no additional obligation to pay after the contribution is made. Contributions are recognized as employee benefits expense, when due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction of future payments is available.

3.18.2 - Other post-employment obligations

Some of the Company’s subsidiaries offer post-retirement health care benefits to their employees, as well as life insurance for assets and inactive employees. The entitlement to these benefits is generally conditional on the employee’s continued employment until the retirement age and the completion of a minimum period of service or his/her invalidity as an active employee.

The expected costs of these benefits are accrued over the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, resulting from adjustments based on experience and changes in actuarial assumptions, are charged or credited to other comprehensive income in the expected period of remaining employee service. These obligations are valued annually by qualified independent actuaries.

3.18.3 - Termination Benefits

Termination benefits are payable when the employment relationship is terminated by the Eletrobras System prior to the normal retirement date, or whenever an employee accepts voluntary termination in exchange for those benefits. The Eletrobras System recognizes the benefits of termination on the first of the following dates: (i) when the Eletrobras System can no longer withdraw the offer of these benefits; and (ii) when the entity recognizes restructuring costs that are within the scope of IAS 37 and involve the payment of termination benefits. In the case of an offer made to encourage voluntary termination, termination benefits are measured based on the number of employees who are expected to accept the offer. Benefits that mature after 12 months from the balance sheet date are discounted at present value.

3.19 - Provisions

Provisions are recognized for present obligations (legal or presumed) resulting from past events, whose settlement is probable and that it is possible to estimate the amounts reliably. The amount recognized as a provision is the best estimate of the considerations required to settle the obligation at the end of each reporting period, considering the risks and uncertainties related to the obligation. When the provision is measured based on the estimated cash flows to settle the obligation, its book value corresponds to the present value of these cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required for the settlement of a provision can be recovered from a third party, an asset is recognized if, and only if, the reimbursement is virtually certain and the amount can be measured reliably.

3.19.1 - Provision for asset demobilization

A provision is recorded over the economic useful life of thermonuclear power plants. The purpose of such provision is to allocate to the respective operating period the costs to be incurred with its technical-operational deactivation, at the end of its useful life, estimated at forty years.

The amounts are allocated to the result of the year at present value, based on annual quotas, the ratio of 1/40 of the estimated and immediately recorded expenses (Note 29).

3.19.2 - Provision for legal obligations related to legal proceedings

Provisions for judicial contingencies are recognized for present obligations (legal or non-formalized) resulting from past events, in which it is possible to estimate the amounts reliably and whose settlement is probable. In this case, such contingency would result in a probable outflow of funds for the settlement of the obligations and the amounts involved would be measurable with sufficient reliability, taking into account the opinion of the legal advisors, the nature of the actions, similarity with previous cases, complexity and the positioning of courts (case law).

3.19.3 - Onerous contracts

Present obligations arising from onerous contracts are recognized and measured as provisions. An onerous contract exists when the unavoidable costs to satisfy the obligations of the contract exceed the economic benefits expected to be received during that contract.

3.20 - Advance for future capital increase

Advances of funds received from the controlling shareholder and intended to be paid in capital are irrevocably granted. They are classified as non-current liabilities when the number of shares to be issued is not known and initially recognized at fair value and subsequently restated by the contractually established index.

3.21 -  Share capital

Common shares and preferred shares are classified in stockholders’ equity.

The incremental costs, directly attributable to the issuance of new shares, are shown in shareholders’ equity as a deduction from the amount collected, net of taxes.

When the Company purchases its own shares (treasury shares), the amount paid, including any directly attributable additional costs (net of income tax), is deducted from the capital attributable to the shareholders of the Company until the shares are canceled or reissued. When such shares are subsequently reissued, any amounts received, net of any directly attributable transaction costs and the respective income tax and social contribution effects, are included in the capital attributable to the Company’s shareholders.

3.22 - Interest on shareholders’ equity and dividends

In line with the Company’s Bylaws, the Policy ensures to its Shareholders the right, in each year, to dividends and/or interest on shareholders’ equity not less than twenty-five percent (25%) of adjusted net income, pursuant to the Brazilian Corporate Law and subsequent amendments and does not authorize the capital reserve to be used for dividend payments.

The amount of dividends above the mandatory minimum established in Law or other legal instrument, not yet approved by the General Meeting, is presented in the Shareholders’ Equity, in a specific account called special dividends reserve.

Interest on shareholders’ equity is charged to dividends for the year and is calculated based on a percentage of net equity, using the Long-Term Interest Rate (TJLP) established by the Brazilian Government, as required by law, limited to 50% of net profit of the fiscal year or 50% of profit reserves, before including the profit of the fiscal year itself, whichever is greater.

3.23 - Other comprehensive income

Other comprehensive income comprises items of income and expense that are not recognized in the income statement. Components of other comprehensive income include:

a)Actuarial gains and losses on defined benefit pension plans;

b)Gains and losses arising from the currency conversion of financial statements of operations abroad;

c)Adjustment of equity valuation relating to gains and losses on remeasurement of financial assets evaluated as fair value through other comprehensive income; and

d)Equity valuation adjustment related to the effective portion of gains or losses of hedge instruments in cash flow hedge.

3.24 - Revenue recognition

The fundamental principles of IFRS 15 are that an entity must recognize the revenue to represent the transfer or promise of goods or services to customers in the amount that reflects their consideration of what value they expect to be able to exchange for those goods or services as from January 1, 2018; further details of this practice are described in note 3.1.2.

Pursuant to IAS 18 applied until December 31, 2017, revenue was measured at the fair value of the consideration received or receivable, less any estimates of refunds and other similar deductions.

3.24.1 - Sale of energy and services

a) Generation and Distribution

Distribution revenues are classified as: i) Supply (sale) of Electric Energy to distributors; ii) Provision of Electric Energy to the consumer, and; iii) Electric Energy in the short-term market. Revenue is measured at the fair value of the consideration received or receivable, less taxes and any discounts thereon. Income from sales of energy and services is recognized when it is probable that the economic benefits associated with the transactions will flow to the Company; the value of revenue can be reliably measured; the risks and benefits related to the sale were transferred to the buyer; the costs incurred or to be incurred related to the transaction can be reliably measured; and the Company no longer holds control and responsibility for the energy sold. It also includes construction revenue related to part of the electric energy distribution segment and part of the generation covered by IFRIC 12.

For generation concessions extended in light of Law No. 12,783/2013, there was a change in the rate price regime, with periodic rate revision in the same way already applied to the transmission activity until then. The rate is calculated based on operating and maintenance costs, plus the 10% additional income rate, and revenue is recorded to cover operating and maintenance expenses based on cost incurred.

b) Transmission

•	Effective as of January 1, 2018

Under the concession contract, an energy transmission company is responsible for transporting electric energy to the distribution points. To fulfill this responsibility, the transmitter has two distinct performance obligations: (i) to construct and (ii) to maintain and operate the infrastructure.

By complying with these two performance obligations, the energy transmitter maintains its transmission infrastructure available to users and, in return, receives a remuneration called Allowed Annual Revenue (RAP), for the duration of the concession contract. These receipts amortize the investments made in this transmission infrastructure. Possible non-amortized investments generate the right to indemnify against the Granting Authority (when foreseen in the concession contract), which receives the entire transmission infrastructure at the end of the concession contract.

Until December 31, 2017, the asset related to the constructed transmission infrastructure was classified as a financial asset under the scope of IFRIC 12 and measured at amortized cost. Management´s best estimate of construction and operating revenues were recorded, as well as revenue from the concession infrastructure financial remuneration based on the Internal Rate of Return calculated by each project, and when due added by the IPCA (inflation index) variation.

Upon adoption on January 1, 2018 of IFRS 15, revenues from transmission infrastructure are measured as follows:

(i)Recognition of construction revenue, based on the portion of RAP allocated to the construction of the infrastructure, which considers the construction margin in accordance with the initial forecast of the project. The entire construction margin is recognized during construction and positive or negative changes in construction cost are immediately allocated to the result at the time they are incurred. For estimates related to Construction Revenue, the Company used a model that calculates the cost of financing the client (in this case, the granting authority). The rate defined for the net present value of the construction (and operating) revenue is defined at the project’s initial period and is not changed afterwards, and is calculated according to the client’s credit risk and the financing term.

(ii)Recognition of operating and maintenance revenue is based on a profit margin that takes into account the costs incurred and required to meet operating and maintenance performance obligations provided for in the concession contract after the construction phase is completed.

(iii)Recognition of financial income from remuneration on the recognized contract assets, based upon the discount rate defined at the beginning of each project. This discount rate calculated on a contract-by-contract basis varies between 4.42% and 9.45% per year.

•	Effective until December 31, 2017

1)Financial income arising from the remuneration of the financial asset, until the end of the concession period, earned at the effective interest rate, which takes into account the average rate of return on investments.

2)Revenue to cover operating and maintenance expenses based on cost incurred.

3)Infrastructure construction revenue was recognized in the income statement in accordance with the stage of completion of the project, according to IAS 11 and measured based on the estimates of the management at the time. Infrastructure construction costs were recognized as incurred.

3.24.2 - Dividend and interest income

Investment income from dividends is recognized when the shareholder’s right to receive such dividends is established and as long as it is probable that future economic benefits will flow to the Company and the amount of revenue can be measured reliably.

Revenue from interest financial assets is recognized when it is probable that future economic benefits will flow to the Company and the amount of revenue can be reliably measured. Interest income is recognized on the straight-line method, based on time and the effective interest rate on the outstanding principal amount. The effective interest rate is one that accurately discounts future cash receipts estimated over the estimated life of the financial asset in relation to the initial net book value of that asset.

3.25 - Leasing

The rights that the Company holds over tangible assets intended for the maintenance of its activities must be recorded in Fixed Assets, arising from financial leasing that transfer to the lessee the benefits, risks and control over the assets. At the inception of the finance lease, these assets are capitalized at the lower of the fair value of the leased asset and the present value of the minimum lease payments.

Financial leases are recorded as if they were a financed purchase, recognizing, at the time of acquisition, a fixed asset and a financing liability (lease). Each installment of the lease is allocated, part of the liability and part of the financial charges, so that a constant rate is obtained on the outstanding debt balance. The corresponding obligations, net of financial charges, are included in other long-term liabilities.

Interest and other financial expenses are recognized in the income statement during the period of the lease to produce a constant periodic rate of interest on the remaining balance of the liability for each period. Fixed assets acquired through financial leasing (a) is classified in Non-current Assets and is amortized over its useful life (Note 21.5).

3.26 - Government Grants

Government grants are not recognized until there is reasonable assurance that the Company will meet the related conditions and that the grants will be received. Government grants are systematically recognized in the financial statement in the years in which the Company recognizes as expenses the corresponding costs that the grants are intended to offset. Government grants receivable as compensation for expenses already incurred in order to provide immediate financial support to the Company, without corresponding future costs, are recognized in the income statement for the period in which they are received and appropriated to the profit reserve and are not intended for distribution of dividends.

3.27 - Scheduled shutdowns

Costs incurred before and during scheduled shutdowns of power plants and transmission lines are appropriated to the financial statement in the period in which they are incurred.

3.28 - Basic earnings and diluted earnings

Basic earnings per share are calculated by dividing the profit attributed to the Company’s shareholders by the weighted average number of shares outstanding (total shares less treasury shares). Diluted earnings per share are calculated by adjusting the weighted average number of outstanding shares to assume the conversion of all potentially dilutive shares.

3.29 - Presentation of business segments

Operating segments of a Company are defined as components:

a)That carry out activities from which they can earn revenues and incur expenses;

b)Whose operational results are regularly reviewed by Management, to make decisions about the resources to be allocated to the segments and to evaluate their performance; and

c)For which financial information is available.

The Company determined the following operating segments:

I.     Generation, whose activities consist in the generation of electric energy and the sale of energy to distribution companies and to the free consumers, and commercialization;

II.    Transmission, whose activities consist in the transmission of electric energy;

III.   Management, whose activities mainly represent the cash management of the entire Eletrobras Group, the management of the compulsory loan and business management in SPEs, whose monitoring and management is done in a different way from corporate investments;

Eliminations, whose activities represent transactions between related parties eliminated for consolidation purposes.

Transactions between these operating segments are determined by prices and conditions defined between the parties, which take into account the terms applied to transactions with unrelated parties.

Due to the sale of CEPISA, CERON, Eletroacre and Boa Vista and the classification of the companies CEAL and Amazonas D as held for sale, which were the electric energy distribution segment, distribution is no longer presented as an operating segment.